Financial and other non-current assets - Other Non-current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Deferred compensation plans	$ 137	$ 122
Prepaid post-employment benefit plans	24	13
Other non-current assets	50	50
Total other non-current assets	$ 211	$ 185